S000000285 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	132 Months Ended	143 Months Ended	229 Months Ended	367 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.26%	1.06%	2.44%
S&P Municipal Bond Intermediate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.50%	1.20%	2.42%
Lipper Intermediate Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.49%	1.04%	2.03%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.49%	0.32%	1.92%
Performance Inception Date							Jun. 13, 1995
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.46%	0.31%	1.91%
Performance Inception Date							Jun. 13, 1995
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.12%	0.80%	2.06%
Performance Inception Date							Jun. 13, 1995
Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.82%	1.14%	2.43%
Performance Inception Date						Nov. 29, 1976
Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.65%	0.12%	1.57%
Performance Inception Date					Feb. 10, 2014

[1]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[2]	An index containing bonds in the S&P Municipal Bond Index that mature between 3 and 15 years.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Intermediate Municipal Debt Funds Classification.